Investment Objectives and Goals - Goldman Sachs Global Managed Beta Fund	Feb. 28, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Goldman Sachs Global Managed Beta Fund—Summary
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Goldman Sachs Global Managed Beta Fund (the “Fund”) seeks to provide long-term capital growth.